Document and Entity Information	May 24, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 24, 2022
Entity Registrant Name	RIGETTI COMPUTING, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40140
Entity Tax Identification Number	88-0950636
Entity Address, Address Line One	775 Heinz Avenue
Entity Address, City or Town	Berkeley
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94710
City Area Code	510
Local Phone Number	210-5550
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001838359
Common Stock, $0.0001 par value per share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	RGTI
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	RGTIW
Security Exchange Name	NASDAQ